SCHEDULE OF FUTURE MINIMUM PAYMENTS OF CORPORATE BONDS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
2024	¥ 7,243,022
2025	5,537,029
2026	1,455,032
2027	495,533
2028	1,066,540
Thereafter	5,754,002
Total	21,551,158	¥ 16,287,956
Corporate Debt [Member]
Debt Instrument [Line Items]
2024	110,000
2025	50,000
2026	50,000
2027
2028
Thereafter
Total	¥ 210,000